Impairment of assets - Narrative (Details) ¥ in Thousands	Sep. 30, 2026 JPY (¥)
Developed Technology | Total gross carrying amount
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets other than goodwill	¥ 585,000